Other operating expenses - Other operating expenses (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Optimization and prefeasibility/feasibility studies (a)	$ 14,919	$ 450	$ 0
Fines and penalties (b)	14,183		0
Tax contingencies (c)	6,119	10,711	0
Royalties, net of asset tax (ITAN) and penalties (a)		55,088	243,798
Other expenses	2,895	2,434	15,028
Miscellaneous other operating expense	$ 38,116	$ 68,683	$ 258,826